Property and Equipment, net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 12,195	$ 3,738	$ 790
Less: accumulated depreciation	(2,025)	(833)	(460)
Property and equipment, net	10,170	2,905	330
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	2,685	1,432	315
Vehicle
Property, Plant and Equipment [Line Items]
Total property and equipment	1,488	900	229
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	5,275	581	$ 246
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,747	$ 825